Common Stock, Treasury Stock and Additional Paid-In Capital - Rights (Details)	12 Months Ended
Dec. 31, 2014
Preferred Share Purchase Rights [Abstract]
Preferred share purchase rights	In August 2009, the Company authorized and declared a dividend distribution of one preferred share purchase right (a "Right") on each outstanding share of its common stock. The dividend distribution was made to shareholders of record as of August 14, 2009. The rights will separate from the common stock and become exercisable upon the earlier of (i) ten days following the public announcement or disclosure that a person or group (an "Acquiring Person") has acquired beneficial ownership, or obtained the right to acquire, 15 percent or more of the outstanding common stock or (ii) ten business days following the commencement of, or the announcement of an intention to make, a tender offer or exchange offer, the consummation of which would result in such a group or person becoming an Acquiring Person (the "Distribution Date"). On the Distribution Date, each Right holder will be entitled to purchase for $100 (the "Exercise Price") one one-thousandth of a share of a new series of junior participating preferred stock. In the event that an Acquiring Person acquires more than 15 percent of the outstanding common stock, each Right holder (except the Acquiring Person) will be entitled to purchase at the Exercise Price, shares of common stock having a market value equal to twice the Exercise Price. Any time after the date an Acquiring Person obtains more than 15 percent of the outstanding common shares and before that Acquiring Person acquires more than 50 percent of the outstanding common shares, the Company may exchange each Right owned by all other Rights holders, in whole or in part, for one common share. The Rights expire on the earliest of (i) August 14, 2019 or (ii) the redemption of the Rights by the Company or (iii) the exchange of the Rights as described above. The Company can redeem the Rights at any time on or prior to the earlier of the tenth business day following the public announcement that a person has acquired ownership of 15 percent or more of the outstanding common shares, or August 14, 2019. The Rights do not have any voting rights. The Rights have the benefit of certain customary anti-dilution protections. As of December 31, 2014, no such events had occurred, and no rights have been exercised.